Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net income	$ 21,112,528	$ 3,082,679
Adjustments to reconcile net income to net cash provided by operating activities:
Vessel depreciation	5,325,634	3,412,475
Amortization of deferred charges	95,137	201,073
Share-based compensation	365,379	107,972
Unrealized loss on derivatives	(1,669,148)	3,848,652
Loss on debt extinguishment	0	1,647,654
Changes in operating assets and liabilities	(3,954,189)	(2,337,212)
Net cash provided by operating activities	21,275,341	9,963,293
Cash flows from investing activities:
Cash paid for vessel capitalized expenses	(486,035)	(34,163)
Cash paid for vessel acquisitions	(36,968,387)	(7,126,713)
Net cash used in investing activities	(37,454,422)	(7,160,876)
Cash flows from financing activities:
Redemption of Series B preferred shares	0	(3,000,000)
Proceeds from issuance of common stock, net of commissions paid	2,685,602	2,956,594
Offering expenses paid	(12,427)	0
Loan arrangement fees paid	0	(400,000)
Proceeds from related party loan	0	6,000,000
Proceeds from long-term bank loans	0	31,700,000
Repayment of long-term bank loans	(7,570,000)	(28,777,000)
Net cash provided by / (used in) financing activities	(4,896,825)	8,479,594
Net increase / (decrease) in cash and cash equivalents and restricted cash	(21,075,906)	11,282,011
Cash, cash equivalents and restricted cash at beginning of period	29,527,366	4,606,318
Cash, cash equivalents and restricted cash at end of period	8,451,460	15,888,329
Cash breakdown
Cash and cash equivalents	5,159,611	8,498,873
Restricted cash, current	1,271,849	5,489,456
Restricted cash, long term	2,020,000	1,900,000
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 8,451,460	$ 15,888,329